Offerings	Mar. 24, 2026 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Class A Common Stock, $0.001 par value
Amount Registered | shares	1,540,000
Proposed Maximum Offering Price per Unit	1.08
Maximum Aggregate Offering Price	$ 1,663,200.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 229.69
Offering Note	(a) Pursuant to Rule 416 under the Securities Act of 1933, as amended, or the Securities Act, this Registration Statement also covers any additional securities that may be offered, issued or become issuable under the Plan in connection with any stock split, stock dividend or similar transaction or pursuant to anti-dilution provisions. (b) Estimated solely for the purpose of calculation of the registration fee pursuant to Rule 457(c) and Rule 457(h)(1) under the Securities Act based on a per share price of $1.08, the average of the high and low reported sales prices of the Registrant's Class A common stock on the Nasdaq Capital Market on March 24, 2026.
Offering: 2
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Class A Common Stock, $0.001 par value
Amount Registered | shares	460,000
Proposed Maximum Offering Price per Unit	1.09
Maximum Aggregate Offering Price	$ 501,400.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 69.24
Offering Note	See Note 1 (a) Estimated solely for the purpose of calculation of the registration fee pursuant to Rule 457(h)(1) under the Securities Act based on $1.09, the exercise price per share price of previously granted stock options exercisable for an aggregate of 460,000 shares of Class A common stock.